Appendix I: Scope of Consolidation - Main Changes in the Scope of Consolidation for the Year (Details)	12 Months Ended
Dec. 31, 2018
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
% Acquisition	50.01%
%Telefónica Group	50.01%
Pontel Participaciones, S.L. Holding company
Disclosure of subsidiaries [line items]
% Acquisition	83.35%
% Participation after operation	83.35%
%Telefónica Group	83.35%
Centro de Asistencia Telefónica, S.A. Provision of services related to databases
Disclosure of subsidiaries [line items]
% sold	100.00%
Shortcut I GmbH & Co. KG Technological innovation based business project development
Disclosure of subsidiaries [line items]
% sold	69.22%
Telefónica Digital Inc. IP telephony platform
Disclosure of subsidiaries [line items]
% sold	100.00%
Tokbox Inc. IP telephony platform
Disclosure of subsidiaries [line items]
% sold	100.00%
Axonix Ltd Digital and mobile advertising
Disclosure of subsidiaries [line items]
% sold	78.00%
Telefónica Gestión de Servicios Compartidos México, S.A. de C.V. Management and administrative services rendered
Disclosure of subsidiaries [line items]
% Participation	100.00%
Telxius Torres Argentina, S.A. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
% Acquisition	60.00%
%Telefónica Group	50.01%
Minodes GmbH Technological and consulting services in Big Data provider
Disclosure of subsidiaries [line items]
% Acquisition	69.22%
%Telefónica Group	69.22%
Co-Trade GmbH Technological services
Disclosure of subsidiaries [line items]
% Acquisition	69.22%
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator
Disclosure of subsidiaries [line items]
% Acquisition	63.77%
%Telefónica Group	63.77%
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator
Disclosure of subsidiaries [line items]
% Acquisition	59.03%
%Telefónica Group	59.03%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator
Disclosure of subsidiaries [line items]
% Acquisition	60.93%
%Telefónica Group	60.93%
Compañía Señales del Norte, S.A. de C.V Other business support services
Disclosure of subsidiaries [line items]
% sold	100.00%
Telefónica Gestión de Servicios Compartidos Perú, S.A.C. Management and administrative services rendered
Disclosure of subsidiaries [line items]
% sold	100.00%
Saluspot Spain, S.L. Medical services and articles through internet provider
Disclosure of subsidiaries [line items]
%Telefónica Group	65.00%
Telefónica Deutschland Holding A.G Exchange of shares with KPN
Disclosure of subsidiaries [line items]
% Participation after operation	69.22%
%Telefónica Group	100.00%
Telxius Telecom, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
% Participation after operation	60.00%
%Telefónica Group	50.01%